SIGNIFICANT ACCOUNTING POLICIES - Value added taxes (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Value added tax rate on gross sales (in percent)	17.00%	16.00%
Value added tax rate for general VAT payer (in percent)			6.00%
Value added tax rate for small scale VAT payer (in percent)			3.00%